Summary of Significant Accounting Policies - Fiscal Year (Details)	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Summary of Significant Accounting Policies
Fiscal year term	364 days	371 days	364 days